Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 36,015	¥ 31,413
Weighted average amortization period for acquired intangible assets	9 years	6 years
Aggregate amortization expense	¥ 64,913	¥ 65,092	¥ 66,909
Estimated amortization expense for intangible assets, 2022	55,921
Estimated amortization expense for intangible assets, 2023	47,476
Estimated amortization expense for intangible assets, 2024	38,534
Estimated amortization expense for intangible assets, 2025	31,977
Estimated amortization expense for intangible assets, 2026	28,302
Computer software, intangible asset
Goodwill and Intangible Assets Disclosure [Line Items]
Intangible assets developed or acquired	¥ 25,965	¥ 29,137
Weighted average amortization period for acquired intangible assets	5 years	5 years